Taxation (Details) - subsidiary		4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended		72 Months Ended
	Mar. 16, 2007	Apr. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2018
Taxation
Applicable tax rate approved (as a percent)						25.00%	25.00%	25.00%
PRC
Taxation
Applicable tax rate approved (as a percent)	25.00%
Percentage of claiming tax deductible for research and development expense (as a percent)									150.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)										175.00%
Withholding tax rate on dividend distributed by FIE						10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions						5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong						25.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)												15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax						2 years
Reduction percentage of preferential corporate income tax rate						50.00%
Number of years half exempted income tax						3 years
Preferential income tax rate (as a percent)						12.50%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)											15.00%
Number of subsidiaries qualified for preferential income tax rate						14	4	4
PRC | Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)			13.00%	10.00%	11.00%
PRC | Sales of other products
Taxation
Statutory VAT rate (as a percent)		17.00%		16.00%
PRC | Logistics services
Taxation
Statutory VAT rate (as a percent)		11.00%		10.00%		6.00%
PRC | Online advertising and other services
Taxation
Statutory VAT rate (as a percent)						6.00%
Percentage of cultural undertaking development fees						3.00%
Indonesia
Taxation
Profit tax rate (as a percent)						25.00%
Hong Kong
Taxation
Profit tax rate (as a percent)						16.50%